1
See Notes to Consolidated Schedule of Investments.
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
September 30, 2025
US$ THOUSANDS
DATE
ACQUIRED

FOOTNOTE LOCATION COST
2
FAIR
VALUE
PRIVATE INVESTMENTS - 84.3%
PRIVATE EQUITY INVESTMENTS - 69.2%
Renewable Power & Transition 23.7%
Canadian Wind Portfolio (Ontario Wind) November 2022 3,4,5 North America $ 107,793 $ 118,788
Colombian Renewable Power (Isagen) December 2022 3,5,6 Latin America 102,221 100,096
Global Renewable Power (Neoen) December 2024 3,5,6 Global 267,154 311,306
Nuclear Services (Westinghouse) November 2023 3,5,6 North America 114,765 177,467
Terraform Renewable Power (TERP) November 2022 3,5,6 Global 171,280 143,201
U.K. Offshore Wind (Orsted) December 2024 3,5,6 Europe 14,521 14,297
U.K. Wind & Solar (OnPath) December 2023 3,5,6 Europe 16,100 19,598
U.S. Hydro (Smoky Mountain) March 2023 3,4,5,7 North America 66,289 113,144
U.S. Renewable Power (Geronimo Power) May 2025 3,5,6 North America 42,792 44,526
Total Renewable Power & Transition 902,915 1,042,423
Transport 14.6%
European LNG Vessels (Knutsen LNG) March 2023 5 Europe 37,500 29,744
Global Container Network (Triton International) April 2023 3,5,6 North America 82,111 100,668
U.K. & European Diversified Infrastructure October 2024 5,8 Europe 276,540 320,356
U.S. Toll Road (SH 130) December 2024 5 North America 168,870 190,221
Total Transport 565,021 640,989
Utilities 11.6%
Australian Utility (AusNet Services) November 2022 3,4,5 Asia Pacific 92,214 113,930
North American Residential Infrastructure (Enercare) November 2022 3,4,5 North America 118,092 155,910
North American Residential Infrastructure (Homeserve) January 2023 3,5,6 North America 89,943 109,921
U.K. Utility (SGN) November 2022 3,4,5 Europe 51,268 66,135
U.S. Utility (FirstEnergy Transmission) November 2022 3,5,6 North America 56,033 64,461
Total Utilities 407,550 510,357
Midstream 11.3%
Canadian Midstream (Inter Pipeline) November 2022 3,4,5 North America 164,195 190,716
U.S. Pipeline System (Colonial) July 2025 3,5,6 North America 306,219 307,798
Total Midstream 470,414 498,514
Data 8.0%
European Telecom Towers (GD Towers) February 2023 3,5,6 Europe 91,367 120,460
GCC Tower Portfolio June 2025 3,5,6 Asia Pacific 7,325 7,985
U.S. Digital Infrastructure Platform (5C Group) July 2025 3,5,6 North America 112,500 116,020
U.S. Fiber Network (Hotwire) September 2025 3,5,6 North America 96,774 98,396
U.S. Semiconductor Foundry (Intel Partnership) January 2023 3,4,5 North America – –
U.S. Wireless Infrastructure (SVP) December 2024 3,4,5 North America 7,543 8,436
Total Data 315,509 351,297
Total PRIVATE EQUITY INVESTMENTS 2,661,409 3,043,580
PRIVATE DEBT INVESTMENTS - 15.1%
BII BID Aggregator A L.P. December 2023 3,5,9 North America 442,718 450,898
BII BID Aggregator B L.P. December 2023 3,5,9 North America 85,298 92,464
BII BID Aggregator D L.P. May 2025 3,5,9 North America 61,250 63,075
BII BID Preferred Aggregator L.P. May 2024 3,5,9 North America 53,866 57,341
Total PRIVATE DEBT INVESTMENTS 643,132 663,778
Total PRIVATE INVESTMENTS 3,304,541 3,707,358

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
See Notes to Consolidated Schedule of Investments.

Brookfield
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 28.2%
Corporate Bonds 13.7%
Infrastructure Services 0.7%
Republic Services, Inc., 2.90%, 07/01/2026 North America $ 8,682 $ 8,614
Waste Connections, Inc., 4.25%, 12/01/2028 North America 9,206 9,265
Waste Management, Inc., 3.15%, 11/15/2027 North America 7,324 7,204
Waste Management, Inc., 4.50%, 03/15/2028 North America 1,727 1,748
Xylem, Inc., 1.95%, 01/30/2028 North America 6,045 5,759
Total Infrastructure Services 32,984 32,590
Oil Gas Transportation & Distribution 4.7%
Boardwalk Pipelines LP, 4.45%, 07/15/2027 North America 5,411 5,423
Boardwalk Pipelines LP, 4.80%, 05/03/2029 North America 3,565 3,617
Buckeye Partners LP, 3.95%, 12/01/2026 North America 352 349
Buckeye Partners LP, 4.13%, 12/01/2027 North America 2,817 2,785
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029 North America 1,945 1,890
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027 North America 8,901 8,999
Cheniere Energy, Inc., 4.63%, 10/15/2028 North America 7,234 7,212
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 10 North America 563 588
DCP Midstream Operating LP, 5.63%, 07/15/2027 North America 10,333 10,557
DT Midstream, Inc., 4.13%, 06/15/2029 10 North America 5,174 5,047
Enbridge, Inc., 3.70%, 07/15/2027 North America 10,946 10,859
Energy Transfer LP, 6.00%, 02/01/2029 10 North America 8,385 8,505
Enterprise Products Operating LLC, 3.70%, 02/15/2026 North America 3,175 3,168
Enterprise Products Operating LLC, 3.95%, 02/15/2027 North America 4,029 4,027
EQT Corp., 4.50%, 01/15/2029 North America 2,404 2,405
Gulfstream Natural Gas System LLC, 6.19%, 11/01/2025 10 North America 515 515
Hess Midstream Operations LP, 5.13%, 06/15/2028 10 North America 5,664 5,658
Hess Midstream Operations LP, 6.50%, 06/01/2029 10 North America 306 316
Kinder Morgan, Inc., 4.30%, 03/01/2028 North America 2,057 2,066
Kinder Morgan, Inc., 5.00%, 02/01/2029 North America 2,157 2,206
Kinetik Holdings LP, 6.63%, 12/15/2028 10 North America 3,074 3,155
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 10 North America 3,910 3,928
MPLX LP, 1.75%, 03/01/2026 North America 225 223
MPLX LP, 4.00%, 03/15/2028 North America 6,745 6,714
MPLX LP, 4.13%, 03/01/2027 North America 1,185 1,183
Northwest Pipeline LLC, 4.00%, 04/01/2027 North America 1,691 1,687
NuStar Logistics LP, 6.00%, 06/01/2026 North America 2,327 2,335
ONEOK, Inc., 4.55%, 07/15/2028 North America 5,028 5,069
ONEOK, Inc., 5.38%, 06/01/2029 North America 4,014 4,135
ONEOK, Inc., 5.85%, 01/15/2026 North America 1,793 1,798
Parkland Corp., 4.50%, 10/01/2029 10 North America 508 495
Plains All American Pipeline LP, 3.55%, 12/15/2029 North America 3,094 2,988
Plains All American Pipeline LP, 4.65%, 10/15/2025 North America 7,024 7,024
Rockies Express Pipeline LLC, 4.95%, 07/15/2029 10 North America 456 452
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028 North America 3,180 3,177
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026 North America 520 522
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 North America 11,625 11,726
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029 North America 1,433 1,450
Spectra Energy Partners LP, 3.38%, 10/15/2026 North America 1,711 1,697
Targa Resources Corp., 5.20%, 07/01/2027 North America 1,672 1,699
Targa Resources Partners LP, 6.88%, 01/15/2029 North America 10,559 10,757
Texas Eastern Transmission LP, 3.50%, 01/15/2028 10 North America 2,711 2,669
TransCanada PipeLines Ltd., 4.25%, 05/15/2028 North America 1,524 1,525
TransCanada PipeLines Ltd., 4.88%, 01/15/2026 North America 9,249 9,250
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028 North America 10,727 10,698
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 10 North America 6,504 6,236

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
See Notes to Consolidated Schedule of Investments.
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 28.2% (continued)
Corporate Bonds 13.7% (continued)
Oil Gas Transportation & Distribution 4.7% (continued)
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 10 North America $ 278 $ 290
Western Midstream Operating LP, 4.75%, 08/15/2028 North America 11,014 11,110
Whistler Pipeline LLC, 5.40%, 09/30/2029 10 North America 6,582 6,770
Total Oil Gas Transportation & Distribution 206,296 206,954
Telecommunications 2.2%
American Tower Corp., 3.65%, 03/15/2027 North America 4,202 4,171
American Tower Corp., 5.25%, 07/15/2028 North America 3,670 3,775
AT&T, Inc., 1.70%, 03/25/2026 North America 4,418 4,366
British Telecommunications plc, 5.13%, 12/04/2028 Europe 10,386 10,643
CCO Holdings LLC, 6.38%, 09/01/2029 10 North America 1,715 1,738
Charter Communications Operating LLC, 3.75%, 02/15/2028 North America 536 528
Comcast Corp., 2.35%, 01/15/2027 North America 8,788 8,614
Comcast Corp., 3.15%, 03/01/2026 North America 1,602 1,596
Cox Communications, Inc., 3.50%, 08/15/2027 10 North America 7,913 7,806
Cox Communications, Inc., 5.45%, 09/15/2028 10 North America 220 227
Crown Castle, Inc., 4.00%, 03/01/2027 North America 1,161 1,156
Crown Castle, Inc., 5.00%, 01/11/2028 North America 2,957 2,999
Crown Castle, Inc., 5.60%, 06/01/2029 North America 1,653 1,718
Digital Realty Trust LP, 3.70%, 08/15/2027 North America 6,179 6,136
Equinix, Inc., 1.45%, 05/15/2026 North America 1,036 1,018
Equinix, Inc., 1.55%, 03/15/2028 North America 728 684
Equinix, Inc., 1.80%, 07/15/2027 North America 2,404 2,308
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 10 North America 3,262 3,260
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 10 North America 914 964
Rogers Communications, Inc., 3.20%, 03/15/2027 North America 5,402 5,326
Sprint Capital Corp., 6.88%, 11/15/2028 North America 3,180 3,421
T-Mobile USA, Inc., 1.50%, 02/15/2026 North America 490 485
T-Mobile USA, Inc., 3.38%, 04/15/2029 North America 1,599 1,553
T-Mobile USA, Inc., 3.75%, 04/15/2027 North America 4,950 4,922
Verizon Communications, Inc., 2.10%, 03/22/2028 North America 919 877
Verizon Communications, Inc., 4.02%, 12/03/2029 North America 695 690
Verizon Communications, Inc., 4.33%, 09/21/2028 North America 7,860 7,917
Videotron Ltd., 5.13%, 04/15/2027 10 North America 7,263 7,264
Virgin Media Secured Finance plc, 5.50%, 05/15/2029 10 Europe 998 987
Total Telecommunications 97,100 97,149
Transportation 0.7%
Canadian National Railway Co., 2.75%, 03/01/2026 North America 3,310 3,291
Canadian Pacific Railway Co., 1.75%, 12/02/2026 North America 6,868 6,689
CSX Corp., 2.60%, 11/01/2026 North America 7,355 7,242
CSX Corp., 3.80%, 03/01/2028 North America 3,459 3,445
Union Pacific Corp., 2.75%, 03/01/2026 North America 1,539 1,530
Union Pacific Corp., 4.75%, 02/21/2026 North America 6,326 6,335
Total Transportation 28,857 28,532
Utility 5.4%
AES Corp. (The), 1.38%, 01/15/2026 North America 3,108 3,079
Ameren Corp., 1.75%, 03/15/2028 North America 6,384 6,031
Ameren Corp., 5.70%, 12/01/2026 North America 255 259
Black Hills Corp., 5.95%, 03/15/2028 North America 4,173 4,333
Calpine Corp., 5.13%, 03/15/2028 10 North America 3,180 3,182
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028 North America 14,695 15,077
Clearway Energy Operating LLC, 4.75%, 03/15/2028 10 North America 4,613 4,555
CMS Energy Corp., 3.45%, 08/15/2027 North America 7,421 7,325

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
See Notes to Consolidated Schedule of Investments.

Brookfield
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 28.2% (continued)
Corporate Bonds 13.7% (continued)
Utility 5.4% (continued)
Commonwealth Edison Co., 3.70%, 08/15/2028 North America $ 198 $ 197
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028 North America 9,263 9,264
Consumers Energy Co., 4.60%, 05/30/2029 North America 852 865
Consumers Energy Co., 4.65%, 03/01/2028 North America 854 865
Dominion Energy, Inc., 2.85%, 08/15/2026 North America 5,401 5,344
DTE Electric Co., 1.90%, 04/01/2028 North America 2,770 2,635
DTE Energy Co., 2.85%, 10/01/2026 North America 1,603 1,583
DTE Energy Co., 5.10%, 03/01/2029 North America 3,497 3,584
Duke Energy Corp., 2.65%, 09/01/2026 North America 9,167 9,057
Duke Energy Progress LLC, 3.45%, 03/15/2029 North America 1,752 1,717
Emera US Finance LP, 3.55%, 06/15/2026 North America 5,915 5,881
Entergy Arkansas LLC, 3.50%, 04/01/2026 North America 2,463 2,453
Entergy Corp., 1.90%, 06/15/2028 North America 3,291 3,106
Evergy Kansas Central, Inc., 2.55%, 07/01/2026 North America 4,680 4,626
Eversource Energy, 4.60%, 07/01/2027 North America 1,690 1,700
Eversource Energy, 5.45%, 03/01/2028 North America 6,956 7,146
Exelon Corp., 3.40%, 04/15/2026 North America 10,858 10,817
Exelon Corp., 5.15%, 03/15/2028 North America 190 194
FirstEnergy Corp., 3.90%, 07/15/2027 North America 4,505 4,478
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 10 North America 2,959 3,026
Fortis, Inc., 3.06%, 10/04/2026 North America 12,126 11,987
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028 North America 11,600 10,967
NiSource, Inc., 3.49%, 05/15/2027 North America 10,645 10,545
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029 North America 10,525 10,695
PPL Capital Funding, Inc., 3.10%, 05/15/2026 North America 8,865 8,803
Public Service Electric and Gas Co., 2.25%, 09/15/2026 North America 215 212
Public Service Electric and Gas Co., 3.00%, 05/15/2027 North America 8,697 8,576
Sempra, 3.40%, 02/01/2028 North America 2,959 2,903
Southern Co. (The), 3.25%, 07/01/2026 North America 1,781 1,770
Southern Co. (The), 4.85%, 06/15/2028 North America 8,860 9,023
Southwestern Electric Power Co., 2.75%, 10/01/2026 North America 4,900 4,834
Tampa Electric Co., 4.90%, 03/01/2029 North America 3,944 4,033
Virginia Electric and Power Co., 3.50%, 03/15/2027 North America 6,244 6,199
Vistra Operations Co. LLC, 4.30%, 07/15/2029 10 North America 4,591 4,557
WEC Energy Group, Inc., 4.75%, 01/09/2026 North America 1,565 1,567
WEC Energy Group, Inc., 4.75%, 01/15/2028 North America 8,969 9,099
Xcel Energy, Inc., 4.00%, 06/15/2028 North America 3,490 3,484
XPLR Infrastructure Operating Partners LP, 3.88%, 10/15/2026 10 North America 2,287 2,254
XPLR Infrastructure Operating Partners LP, 4.50%, 09/15/2027 10 North America 1,918 1,882
Total Utility 236,874 235,769
Total Corporate Bonds (Cost $593,153) 600,994

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
See Notes to Consolidated Schedule of Investments.
The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.
US$ THOUSANDS FOOTNOTE LOCATION SHARES
FAIR
VALUE
PUBLIC SECURITIES 28.2% (continued)
Short-Term Investments 14.5%
Money Market Funds - 10.3%
Fidelity Institutional Money Market Treasury Portfolio, Institutional Class, 4.02% 11 North America 225,659 $ 225,659
Invesco Government & Agency Portfolio, Institutional Class, 4.05% 11 North America 225,659 225,659
Total Money Market Funds 451,318
PRINCIPAL
AMOUNT VALUE
Time Deposits - 4.2%
Mizuho Time Deposit, 4.15%, 10/07/2025 North America $ 185,648 185,648
Total Short-Term Investments (Cost $636,966) 636,966
Total PUBLIC SECURITIES 28.2% 1,237,960
Total Investments (Cost $4,534,660) - 112.5%
4,945,318
Liabilities in Excess of Other Assets - (12.5)%
(548,610)
TOTAL NET ASSETS - 100.0% $ 4,396,708
1 Reflects the date at which the Predecessor Fund initially acquired the investment, where applicable. Certain investments held by the Predecessor
Fund were purchased from affiliates.
2 Cost initially reflects the market value as of the date of Reorganization, where applicable, and is adjusted for subsequent purchases and sales activity.
3 Affiliated security (refer to Note 5, Investments in Affiliated Issuers, for further details).
4 Held through wholly-owned subsidiaries (refer to Note 2, Significant Accounting Policies, for further details).
5 These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs. As of September 30, 2025, the total value of all such securities was $3,707,358,000 or 84.3% of net assets.
6 Indirectly held through an affiliated unconsolidated special purpose vehicle.
7 As defined by the Investment Company Act of 1940, this investment is deemed to be a “controlled person” of the Fund because the Fund owns, either directly or indirectly, 25% or more of the portfolio company's outstanding voting securities.
8 Investment in Federated Hermes Diversified Infrastructure Fund which is comprised of a diversified portfolio of seven U.K. and European transport, utility and renewable power businesses.
9 The Fund's investments in BII BID Aggregator A L.P. ("Aggregator A"), BII BID Aggregator B L.P. ("Aggregator B"), BII BID Aggregator D L.P.
("Aggregator D"), and BII BID Preferred Aggregator L.P. ("Preferred Aggregator") represent equity interests in entities that provide loans and/or preferred equity to infrastructure borrowers/issuers, either by committing and funding these transactions entirely with their own capital or alongside affiliates. Brookfield Infrastructure Debt Fund III, L.P., an affiliate of the Fund, is also an investor in Aggregator A, Aggregator B, and Preferred
Aggregator (i.e., a co-investor), while Brookfield Infrastructure Debt Fund IV, L.P., also an affiliate of the Fund, is a co-investor in Aggregator D.
Aggregator A, Aggregator B, Aggregator D, and Preferred Aggregator do not charge management fees. Redemption provisions are subject to the liquidity of their underlying investments, which may be limited. The investments are made across multiple sectors, including transport, data, utilities, and renewable power & transition.
The Fund may also use certain derivative instruments to hedge its currency or interest rate risks, in accordance with its investment program.
Aggregator A:
Aggregator A has made loan commitments of $493 million of which $437 million was funded as of September 30, 2025. The coupons for these loans are fixed and, as of September 30, 2025, range from 8% to 11%. The maturities range from April 2027 to January 2032.
Aggregator B:
Aggregator B has made loan commitments of $93 million, all of which were fully funded as of September 30, 2025. The coupons for these loans are comprised of fixed and variable rates and, as of September 30, 2025, range from 9% to 12% (on a swapped to fixed basis). The maturities range from August 2027 to April 2028.
Aggregator D:
Aggregator D has made a loan commitment of $63 million, all of which were fully funded as of September 30, 2025. The loan has a variable coupon rate and, as of September 30, 2025, was 11%. The maturity date is in June 2029.
Preferred Aggregator:
Preferred Aggregator has made preferred equity commitments of $86 million of which $60 million was funded as of September 30, 2025. The coupons for these instruments are fixed and, as of September 30, 2025, range from 9% to 10%. The maturities range from November 2030 to May
2031.

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
See Notes to Consolidated Schedule of Investments.

Brookfield
Interest Rate Swap Contracts
At September 30, 2025, the Fund had the following interest rate swap contracts outstanding:
Foreign currency forward contracts
At September 30, 2025, the Fund had the following forward exchange contracts outstanding:
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the total value of such security was $86,326,000 or 2.0% of net assets.
11 The rate shown represents the seven-day yield as of September 30, 2025.
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(Local
Currency) Currency Value
Upfront
Payments
(Receipts)
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
OTC Interest Swap Contracts
Receive 4.236%, Pay 3-month BBSY Quarterly Macquarie 4/17/26 24,000 AUD $ 74 $ — $ 74
Receive 4.921%, Pay 1-day SONIA Quarterly Macquarie 4/17/26 17,316 GBP 170 — 170
Total Interest Rate Swap Contracts ................................................... $ 244 $      — $ 244
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
10/15/25 70,161 GBP 91,469 USD Goldman Sachs & Co. $ 2,872
10/15/25 70,161 GBP 91,340 USD Mizuho Financial Group 3,000
10/22/25 651 AUD 426 USD Goldman Sachs & Co. 4
10/22/25 499 GBP 669 USD Goldman Sachs & Co. 2
12/15/25 5,074 USD 6,900 CAD Mizuho Financial Group 100
12/29/25 6,516 USD 25,733,000 COP Bank of New York Mellon Corp. 31
02/02/26 3,812 USD 5,100 CAD Mizuho Financial Group 126
03/30/26 3,214 USD 12,867,000 COP Bank of New York Mellon Corp. 16
03/31/26 105,681 USD 141,605 CAD Mizuho Financial Group 3,088
04/17/26 687 USD 505 GBP Goldman Sachs & Co. 8
04/30/26 1,995 EUR 2,344 USD Mizuho Financial Group 22
06/30/26 4,454 USD 6,700 AUD Mizuho Financial Group 16
06/30/26 10,553 USD 14,300 CAD Mizuho Financial Group 159
09/25/26 127,421 USD 170,000 CAD Macquarie Group 3,442
09/29/26 101,454 USD 418,333,000 COP Bank of New York Mellon Corp. 322
12/21/26 25,111 USD 37,690 AUD Mizuho Financial Group 160
03/29/27 19,722 USD 83,667,000 COP Bank of New York Mellon Corp. 69
03/31/27 3,250 USD 13,808,000 COP Macquarie Group 8
06/07/27 5,799 USD 7,786 CAD Mizuho Financial Group 85
06/15/27 1,737 USD 2,600 AUD Mizuho Financial Group 19
06/30/27 4,589 EUR 5,504 USD Goldman Sachs & Co. 25
06/30/27 8,679 EUR 10,403 USD Mizuho Financial Group 54

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
See Notes to Consolidated Schedule of Investments.
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
06/30/27 2,275 GBP 3,039 USD Mizuho Financial Group $ 2
06/30/27 602 USD 900 AUD Mizuho Financial Group 7
06/30/27 3,341 USD 4,500 CAD Mizuho Financial Group 38
09/30/27 483 EUR 582 USD Goldman Sachs & Co. 2
09/30/27 6,287 EUR 7,581 USD Mizuho Financial Group 16
09/30/27 67,297 USD 98,756 AUD Mizuho Financial Group 1,990
06/30/28 3,756 USD 2,792 GBP Mizuho Financial Group 38
07/31/28 3,049 USD 4,100 CAD National Bank of Canada 15
07/31/28 1,222 USD 1,000 EUR National Bank of Canada 2
09/29/28 1,463 USD 1,100 GBP Mizuho Financial Group 1
Total unrealized gain ........................................................................... 15,739
10/22/25 838 USD 1,317 AUD Goldman Sachs & Co. (34)
10/22/25 1,276 USD 1,009 GBP Goldman Sachs & Co. (82)
12/15/25 27,568 USD 127,034,000 COP Macquarie Group (4,467)
01/22/26 2,692 USD 4,302 AUD Goldman Sachs & Co. (154)
01/22/26 3,802 USD 3,073 GBP Goldman Sachs & Co. (325)
02/02/26 4,316 USD 3,400 GBP Mizuho Financial Group (252)
02/27/26 31,006 USD 27,700 EUR Mizuho Financial Group (1,730)
03/31/26 1,229 USD 1,100 EUR Mizuho Financial Group (73)
04/17/26 16,171 USD 25,274 AUD Goldman Sachs & Co. (556)
04/17/26 21,528 USD 17,788 GBP Goldman Sachs & Co. (2,328)
04/30/26 6,921 USD 6,248 EUR Mizuho Financial Group (479)
06/30/26 26,792 USD 127,035,000 COP Macquarie Group (4,239)
09/30/26 4,817 USD 4,300 EUR Mizuho Financial Group (306)
11/30/26 2,548 USD 11,326,000 COP Macquarie Group (156)
12/08/26 345 GBP 466 USD Mizuho Financial Group (4)
12/08/26 16,200 USD 12,945 GBP Mizuho Financial Group (1,108)
12/15/26 26,053 USD 127,035,000 COP Macquarie Group (4,096)
06/15/27 1,689 USD 1,500 EUR Mizuho Financial Group (112)
06/15/27 1,918 USD 1,500 GBP Mizuho Financial Group (83)
06/30/27 10,327 GBP 14,072 USD Goldman Sachs & Co. (250)
06/30/27 15,470 USD 13,650 EUR Goldman Sachs & Co. (923)
06/30/27 27,264 USD 21,050 GBP Goldman Sachs & Co. (827)
06/30/27 15,475 USD 13,650 EUR Mizuho Financial Group (919)
06/30/27 27,198 USD 21,050 GBP Mizuho Financial Group (889)
09/27/27 51,043 USD 38,669 GBP Mizuho Financial Group (552)
09/29/27 4,256 USD 5,800 CAD Goldman Sachs & Co. (6)
09/30/27 1,801 USD 2,800 AUD Goldman Sachs & Co. (43)
09/30/27 21,260 USD 18,700 EUR Goldman Sachs & Co. (1,253)
09/30/27 26,533 USD 20,500 GBP Goldman Sachs & Co. (784)
09/30/27 1,321 GBP 1,768 USD Macquarie Group (4)
09/30/27 4,721 USD 3,753 GBP Macquarie Group (271)
09/30/27 21,273 USD 18,700 EUR Mizuho Financial Group (1,240)
09/30/27 26,467 USD 20,500 GBP Mizuho Financial Group (846)
12/15/27 27,132 USD 23,800 EUR Goldman Sachs & Co. (1,576)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
See Notes to Consolidated Schedule of Investments.

Brookfield
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
12/15/27 37,388 USD 28,900 GBP Goldman Sachs & Co. $ (1,078)
12/15/27 28,557 USD 25,074 EUR Mizuho Financial Group (1,686)
12/15/27 39,984 USD 31,055 GBP Mizuho Financial Group (1,336)
12/31/27 22,486 USD 20,221 EUR Goldman Sachs & Co. (1,873)
12/31/27 21,216 USD 33,383 AUD Mizuho Financial Group (730)
01/31/28 2,515 USD 4,000 AUD Mizuho Financial Group (111)
01/31/28 9,002 USD 12,440 CAD Mizuho Financial Group (152)
01/31/28 1,763 USD 1,600 EUR Mizuho Financial Group (163)
01/31/28 7,007 USD 5,700 GBP Mizuho Financial Group (548)
02/29/28 16,128 USD 14,718 EUR Mizuho Financial Group (1,606)
03/31/28 2,612 USD 4,132 AUD Macquarie Group (100)
03/31/28 128,877 USD 177,423 CAD Macquarie Group (1,857)
03/31/28 6,553 USD 5,742 EUR Macquarie Group (390)
03/31/28 4,800 USD 3,730 GBP Macquarie Group (153)
04/28/28 1,543 USD 2,402 AUD Goldman Sachs & Co. (35)
04/28/28 1,816 USD 1,507 EUR Goldman Sachs & Co. (16)
04/28/28 34,987 USD 54,625 AUD Macquarie Group (884)
04/28/28 42,148 USD 35,356 EUR Macquarie Group (783)
05/31/28 4,543 USD 7,100 AUD Goldman Sachs & Co. (117)
05/31/28 5,341 USD 4,540 EUR Goldman Sachs & Co. (170)
06/30/28 22,673 USD 20,221 EUR Goldman Sachs & Co. (1,794)
06/30/28 24,797 USD 38,920 AUD Mizuho Financial Group (728)
06/30/28 33,028 USD 27,268 EUR Mizuho Financial Group (182)
07/31/28 3,046 USD 4,683 AUD National Bank of Canada (29)
07/31/28 4,595 USD 3,800 EUR National Bank of Canada (37)
08/31/28 31,711 USD 26,000 EUR Mizuho Financial Group (27)
09/29/28 4,706 USD 3,753 GBP Macquarie Group (254)
09/29/28 1,501 USD 2,300 AUD Mizuho Financial Group (8)
09/29/28 9,460 USD 12,800 CAD Mizuho Financial Group (18)
09/29/28 2,919 USD 2,400 EUR Mizuho Financial Group (12)
12/29/28 22,851 USD 20,221 EUR Goldman Sachs & Co. (1,727)
12/29/28 21,170 USD 33,383 AUD Mizuho Financial Group (655)
02/12/29 4,270 USD 6,793 AUD Macquarie Group (164)
02/12/29 4,600 USD 4,132 EUR Macquarie Group (419)
06/29/29 23,030 USD 20,221 EUR Goldman Sachs & Co. (1,658)
06/29/29 21,119 USD 33,383 AUD Mizuho Financial Group (639)
09/28/29 4,695 USD 3,753 GBP Macquarie Group (235)
12/31/29 23,197 USD 20,221 EUR Goldman Sachs & Co. (1,605)
12/31/29 21,062 USD 33,383 AUD Mizuho Financial Group (624)
Total unrealized loss ........................................................................... (55,570)
Net unrealized loss ........................................................................... $ (39,831)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
See Notes to Consolidated Schedule of Investments.
Abbreviations
AUD
— Australian Dollar
CAD
— Canadian Dollar
COP
— Colombian Peso
EUR
— Euro
GBP
— British Pound
USD
— U.S. Dollar
BBSY
— Bank Bill Swap Rate
SONIA
— Sterling Overnight Indexed Average

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited)
September 30, 2025

Brookfield
1. ORGANIZATION & INVESTMENT OBJECTIVES
Brookfield Infrastructure Income Fund Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company
Act of 1940, as amended (the “1940 Act” or the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund continuously offers its shares of common stock, and seeks to offer periodic liquidity to investors. The Fund's Class I Shares, Class S Shares and Class D Shares commenced operations on November 1, 2023,
December 1, 2023 and March 1, 2024, respectively.
The Fund currently offers shares of four classes of common stock on a continuous basis: Class I Common Shares (“Class
I Shares”), Class D Common Shares (“Class D Shares”), Class S Common Shares (“Class S Shares”), and Class T
Common Shares (“Class T Shares” and, together with the Class I Shares, the Class D Shares, and the Class S Shares,
the “Shares”). The Fund was granted exemptive relief (the “Multi-Class Exemptive Relief”) by the U.S. Securities and
Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. In addition to the Class I Shares, Class D Shares, Class S Shares, and Class
T Shares, the Fund may offer additional classes of shares in the future.
Brookfield Asset Management Private Institutional Capital Adviser (Canada), L.P. (the “Adviser”) serves as the investment adviser to the Fund pursuant to the terms of an investment advisory agreement with the Fund (the “Advisory Agreement”).
The Adviser is an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA)
("Brookfield Asset Management" or "BAM"). Brookfield Public Securities Group LLC (the "Administrator," "PSG," or the
"Sub-Adviser," together with the Adviser, the "Advisers"), an indirect-wholly-owned subsidiary of BAM, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund.
Brookfield Corporation (NYSE: BN; TSX: BN), holds a 73% interest in BAM. Brookfield Asset Management is a leading global alternative asset manager.
In addition, pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement") between the Adviser and
PSG, PSG is responsible for the implementation of the Fund's investment strategy with respect to its investments in public securities, in accordance with the Fund's investment objectives and strategies.
The Fund’s investment objective is to maximize total returns through growth of capital and current income. There can be no assurance that the Fund will achieve its investment objective.
BII launched on November 1, 2023, as a regulated investment company, structured as a "tender offer fund." At the time of launch, a predecessor fund based in Luxembourg, Brookfield Infrastructure Income Fund SCSp (the "Predecessor Fund"),
was reorganized into the Fund (the "Reorganization") and as a result, the Fund adopted all of the assets and liabilities of the Predecessor Fund, including its portfolio of private infrastructure investments. The Fund maintains an investment objective and investment strategies, policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. Further, the Reorganization did not result in (1) a material change in the Predecessor
Fund’s investment portfolio due to investment restrictions; or (2) a change in accounting policies. Additionally, the Advisers and portfolio managers did not change as a result of the Reorganization. The net asset value of the Fund’s shares as of close of business on October 31, 2023, after the Reorganization, was $10.00 for Class I Shares and the Fund received in-kind capital contributions of net assets valued at $1,548,638,000 in exchange for 154,864,000 Class I Shares.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reporting entity and principles of consolidation
The entities listed below are wholly-owned subsidiaries (each, a "Subsidiary," or together "Subsidiaries") of the Fund. All investments held by the Subsidiaries are disclosed in the Consolidated Schedule of Investments.

2025 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
Subsidiaries
Enercare BII ULC, an Alberta corporation formed on September 23, 2022.
IPL BII ULC, an Alberta corporation formed on September 23, 2022.
Ontario Wind BII ULC, an Alberta corporation formed on September 23, 2022.
Intermediate Holdings US LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on September 30, 2022.
BII Foundry Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
December 22, 2022.
BII Smoky Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
February 16, 2023.
BII Finco (Cayman) 2 LP formed as an Exempted Limited Partnership registered in the Cayman Islands on October 10,
2023.
BII Finco GP LLC, formed in Delaware on October 10, 2023 and is the sole general partner of BII Finco (Cayman) 2 LP.
BII Preferred US Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on May 16, 2024.
BII RIC Europe Holdings (UK) Limited, formed as a limited liability company under the United Kingdom Companies Act
2006 as a private company on July 31, 2024.
BII Launch Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
November 8, 2024.
BII Solar US Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
September 11, 2025.
BII Solar II US Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
September 18, 2025.
Valuation of investments
The Board of Directors (the "Board") has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
The Fund values its private investments on at least a monthly basis. The Fund carries its private investments at their estimated fair value as determined by the Adviser. A number of valuation methodologies are considered in arriving at the fair value of unquoted investments, including internal or external valuation models, which may include discounted cash flow analysis. The most appropriate methodology to determine fair value is chosen on an investment by investment basis. Any control, size, liquidity or other discounts or premiums on the investment are considered by the Adviser in their determination of fair value. During the initial period after an investment has been made, cost may represent the most reasonable estimate of fair value. Intra-quarter, month-end values will reflect the latest quarterly valuation, as adjusted based on the total return that the investment is expected to generate, the impact of foreign exchange rates, and any adjustments the Adviser deems appropriate.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025

Brookfield
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the relevant exchange closes early, then the equity security will be valued at the last traded price before the relevant exchange close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser, does not represent fair value.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models.
The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotation, without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s length market transactions, reference to the current fair value or another instrument that is substantially the same, a discounted cash flow analysis, or other valuation models.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser following the procedures adopted by the Adviser under the supervision of the Board.
The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser uses in determining fair value. Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis.
These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

2025 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized gain or loss recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser reviews and affirms the reasonableness of the valuations based on such methodologies on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
3. FAIR VALUE MEASUREMENTS
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets or liabilities
Level 2 — quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025

Brookfield
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of
September 30, 2025:
The table below shows the significant unobservable valuation inputs that were used by the Adviser to fair value the Level
3 investments as of September 30, 2025.
FAIR VALUE MEASUREMENTS
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
US$ THOUSANDS
Investments accounted for at fair value:
Private investments ............................ $ — $ — $ 3,707,358 $ 3,707,358
Corporate bonds .............................. — 600,994 — 600,994
Short-Term Investments ........................ 451,318 185,648 — 636,966
Total Investments at Fair Value ................... $ 451,318 $ 786,642 $ 3,707,358 $ 4,945,318
Other Financial Instruments (Assets)
Foreign currency forward contracts ............... $ — $ 15,739 $ — $ 15,739
Interest rate swaps ............................ — 244 — 244
Total Other Financial Instruments (Assets) .......... $ — $ 15,983 $ — $ 15,983
Other Financial Instruments (Liabilities)
Foreign currency forward contracts ............... $ — $ 55,570 $ — $ 55,570
Total Other Financial Instruments (Liabilities) ........ $ — $ 55,570 $ — $ 55,570
Quantitative Information about Level 3 Fair Value Measurements
Value as of
September 30, 2025
Valuation
Approach Valuation Technique
Unobservable
Input
Amount or
Range/
(Weighted
Average)
Impact to
Valuation
from an
Increase
in Input
(1)
US$ THOUSANDS
Private equity
Investments
$3,043,580 Income
Approach
Discounted
cash flow model
Discount
Rate
7% to 20%
(13%)
Decrease
Terminal Value
Multiple
4x to 26x
(9x)
Increase
Private debt
Investments
$663,778 Income
Approach
Discounted
cash flow model
Discount
Rate
8% to 12%
(9%)
Decrease
(1)
The impact represents the expected directional change in the fair value of Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
3. FAIR VALUE MEASUREMENTS (continued)

2025 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025
The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:
4. BORROWINGS
Credit facility : The Predecessor Fund established a line of credit on April 19, 2023. This facility was transferred to the
Fund as part of the Reorganization that occurred on October 31, 2023 and was subsequently amended and extended on
November 21, 2024. The Fund pays interest in the amount of the Secured Overnight Financing Rate ("SOFR") plus an applicable margin on the amount borrowed and incurs commitment fees on the unused portion.
The Fund did not draw on the line of credit during the nine months ended September 30, 2025. The Fund incurred commitment fees of $1,655,000 and amortized $2,492,000 in deferred financing costs. As of September 30, 2025, the
Fund had $3,422,000 in unamortized deferred financing costs. The remaining portion is being amortized over the life of the agreement which matures on November 20, 2026.
In addition, as of September 30, 2025, $71,674,000 of the credit facility was committed for letters of credit in conjunction with investments in Canadian Wind Portfolio (Ontario Wind), U.S. Hydro (Smoky Mountain), North American Residential
Infrastructure (Enercare), U.S. Semiconductor Foundry (Intel Partnership) and U.K. Offshore Wind (Orsted).
Private Equity Private Debt Total
US$ THOUSANDS
Balance as of December 31, 2024 $ 2,281,116 $ 363,880 $ 2,644,996
Purchases of investments ................................ 641,797 296,074 937,871
Return of capital ....................................... (135,550) (10,219) (145,769)
Sales proceeds ........................................ — — —
Accrued discounts (premiums) ............................ — — —
Realized gain (loss) ..................................... — — —
Net change in unrealized gain ............................ 256,217 14,043 270,260
Balance as of September 30, 2025 ......................... $ 3,043,580 $ 663,778 $ 3,707,358
Change in unrealized gain for Level 3 assets still held at the reporting date .........................................
$ 256,217 $ 14,043 $ 270,260
3. FAIR VALUE MEASUREMENTS (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2025

Brookfield
5. INVESTMENTS IN AFFILIATED ISSUERS
The table below reflects transactions with entities that are affiliates during the nine months ended September 30, 2025.
    aa
Opening
Value
Purchases,
net of returns
of capital Sales
Unrealized
Gain (Loss)
1
End Value
Dividend and
Distributions
Income
2
US$ THOUSANDS
Australian Utility (AusNet Services) $ 99,058 $ — $ — $ 14,872 $ 113,930 $ —
Canadian Midstream (Inter Pipeline) 174,993 — — 15,723 190,716 4,305
Canadian Wind Portfolio (Ontario Wind) 110,639 — — 8,149 118,788 2,588
Colombian Renewable Power (Isagen) 98,584 — — 1,512 100,096 7,651
European Telecom Towers (GD Towers) 98,380 — — 22,080 120,460 397
GCC Tower Portfolio — 7,325 — 660 7,985 —
Global Container Network (Triton International) 103,605 (9,165) — 6,228 100,668 9,988
Global Renewable Power (Neoen) 209,459 54,642 — 47,205 311,306 —
North American Residential Infrastructure (Enercare) 136,303 — — 19,607 155,910 —
North American Residential Infrastructure (Homeserve) 100,596 (498) — 9,823 109,921 1,291
Nuclear Services (Westinghouse) 148,820 — — 28,647 177,467 2,626
Terraform Renewable Power (TERP) 162,481 — — (19,280) 143,201 8,840
U.K. Offshore Wind (Orsted) 16,347 (1,899) — (151) 14,297 2,522
U.K. Utility (SGN) 58,014 — — 8,121 66,135 —
U.K. Wind & Solar (OnPath) 18,400 (340) — 1,538 19,598 884
U.S. Digital Infrastructure Platform (5C Group) — 112,500 — 3,520 116,020 —
U.S. Fiber Network (Hotwire) — 96,774 — 1,622 98,396 —
U.S. Hydro (Smoky Mountain) 171,649 (76,129) — 17,624 113,144 2,048
U.S. Pipeline System (Colonial) — 306,219 — 1,579 307,798 5,383
U.S. Renewable Power (Geronimo Power) — 42,792 — 1,734 44,526 —
U.S. Semiconductor Foundry (Intel Partnership) — — — — — —
U.S. Utility (FirstEnergy Transmission) 60,588 — — 3,873 64,461 189
U.S. Wireless Infrastructure (SVP) 7,500 43 — 893 8,436 —
BII BID Aggregator A L.P. 232,407 214,708 — 3,783 450,898 17,843
BII BID Aggregator B L.P. 85,476 1,105 — 5,883 92,464 4,701
BII BID Aggregator D L.P. — 61,250 — 1,825 63,075 344
BII BID Preferred Aggregator L.P. 45,997 8,792 — 2,552 57,341 1,388
$ 2,139,296 $ 818,119 $ — $ 209,622 $ 3,167,037 $ 72,988
1 Includes foreign currency translation gains and losses.
2 Dividend and distributions income is shown gross of foreign withholding taxes.